Offerings - Offering: 1	Sep. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share, issuable upon exercise of Subscription Rights
Maximum Aggregate Offering Price	$ 12,500,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,913.75
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).